Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighting of historical volatility	90.00%
Weighting of implied volatility	10.00%
Weighted-average grant date fair value of restricted shares granted during the period	$ 32
Share-based compensation expense	$ 326	$ 334	$ 305
Share-based compensation expense, net of tax effects	278	220	202
Total unrecognized compensation cost related to share awards	449
Total unrecognized compensation cost related to share awards, weighted-average period (in years)	1.2
Income tax benefit realized from share-based award exercises	78	94	106
Discounted stock purchase price calculation	85.00%
Total deferrals related to non-qualified, unfunded deferred compensation plans	258	216
Stock Options and SARs
Shares available for future grants	63.4
Period that stock options and SARS may be exercised from the date of grant	10
Weighted-average grant date fair value of stock options and SARs granted during the period (per share)	$ 13	$ 10	$ 9
Total intrinsic value of stock options and SARs exercised during the period	164	282	244
Restricted Stock
Shares available for future grants	12.5
Weighted-average grant date fair value of restricted shares granted during the period	$ 32	$ 29	$ 34
Total fair value of restricted shares vested during the period	$ 99	$ 56	$ 17
Employee Stock Purchase Plan [Member]
Shares available for future grants	5.6
Stock purchased under ESPP	3.8	3.7	2.9
Restricted Stock | Lower Limit
Range of period that restricted shares vest ratably	3
Restricted Stock | Upper Limit
Range of period that restricted shares vest ratably	5
Lower Limit
Period that stock options and SARS vest	four
Upper Limit
Period that stock options and SARS vest	six